Deferred tax assets and liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Deductible temporary difference
Deferred tax assets	₨ 1,512,106		₨ 1,370,164
Taxable temporary difference
Deferred tax liabilities	(114,985)		(172,844)
Net deferred tax asset (liability) recognized in Balance Sheet	1,397,121	$ 16,325	1,197,320
Property, Plant and Equipment [Member]
Deductible temporary difference
Deferred tax assets	1,095,479		974,835
Lease Obligation On Right Of Use Assets [Member]
Deductible temporary difference
Deferred tax assets	184,408		181,500
Deferred Tax Assets Provision For Employee Benefits [Member]
Deductible temporary difference
Deferred tax assets	52,635		48,879
Deferred Tax Assets Accounts Receivable [Member]
Deductible temporary difference
Deferred tax assets	145,831		131,197
Payment to the MSME Vendors [Member]
Deductible temporary difference
Deferred tax assets	10,934		10,934
Deferred Tax Assets Provision For Doubtful Advances [Member]
Deductible temporary difference
Deferred tax assets	22,819		22,819
Intangible assets [Member]
Taxable temporary difference
Deferred tax liabilities	(86,529)		(144,273)
Finance Lease obligations [Member]
Taxable temporary difference
Deferred tax liabilities	₨ (28,456)		₨ (28,571)